SIGNIFICANT ACCOUNTING POLICIES (Schedule of Details of Company's Significant Subsidiaries) (Details)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Subsidiary One [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		New Pacific Offshore Inc.
Principal activity		Holding company
Country of incorporation	[1]	BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Two [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		SKN Nickel & Platinum Ltd
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Three [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Glory Metals Investment Corp. Limited
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Four [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		New Pacific Investment Corp. Limited
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Five [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		New Pacific Andes Corp. Limited
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Six [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Fortress Mining Inc.
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Seven [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Minera Alcira S.A.
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%	100.00%
Mineral properties		Silver Sand
Subsidiary Eight [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		NPM Minerales S.A.
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Nine [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Colquehuasi S.R.L.
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%	100.00%
Mineral properties		Silverstrike
Subsidiary Ten [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Granville S.R.L.
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%
Mineral properties		Carangas
Subsidiary Eleven [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Qinghai Found Mining Co., Ltd.
Principal activity		Mining company
Country of incorporation		China
Proportion of ownership interest held		82.00%	82.00%
Mineral properties		RZY
Subsidiary Twelve [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Whitehorse Gold Corp.
Principal activity		Mining company
Country of incorporation		Canada
Proportion of ownership interest held		0.00%	100.00%
Subsidiary Thirteen [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Tagish Lake Gold Corp.
Principal activity		Mining company
Country of incorporation		Canada
Proportion of ownership interest held		0.00%	100.00%
Mineral properties		TLG

[1]	British Virgin Islands ("BVI")